BMO Large-Cap Focus Fund
BMO Large-Cap Focus Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Large-Cap Focus Fund	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Large-Cap Focus Fund		Class Y	Class I
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.70%	0.45%
Total Annual Fund Operating Expenses		1.20%	0.95%
Fee Waiver and Expense Reimbursement	[2]	0.30%	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.90%	0.65%
[1]	The expense information in the fee table has been restated to reflect that effective September 1, 2011, the Fund entered into a new transfer agency agreement.
[2]	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class Y and 0.65% for Class I through July 6, 2013. The Adviser may not terminate this arrangement prior to July 6, 2013 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser's agreement to waive fees and reimburse expenses through July 6, 2013. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - BMO Large-Cap Focus Fund (USD $)	Class Y	Class I
1 Year	92	66
3 Years	351	273
5 Years	631	496
10 Years	1,428	1,139

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies. Large-sized companies are those companies, at the time of purchase, similar in size to those within the S&P 500® Index, which was approximately $ 1.6 billion to $ 357.6 billion in market capitalization as of August 31, 2011. The median market capitalization of companies in the S&P 500® Index as of the same period was $ 11.0 billion. The Fund normally invests in approximately 40 to 55 stocks.

The Adviser's investment process begins with a top down business cycle analysis and then focuses on companies with positive fundamental change characteristics such as enhancing revenues, improving profit margins and/or increasing cash flows.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A. or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund's investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund's managers will produce the desired results.

Cash Risks. To the extent the Fund holds cash or cash equivalents rather than securities, this could cause the Fund to not achieve its investment objective and could negatively affect the Fund's performance.

Fund Performance
Performance information is not included because the Fund does not have one full calendar year of performance.